Employee Benefits	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Employee Benefits	Employee BenefitsThe expenses recognized in relation to defined contribution plan for the years ended December 31, 2021, 2020,and 2019 are Won 2,067 million, Won 1,968 million and Won 1,812 million, respectively, and Won 20 million in relation to the defined benefit plan is recognized as other non-current liabilities as of December 31, 2021.